INCOME (LOSS) PER SHARE	12 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
20.	INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Net income (loss) (numerator), basic and diluted	(40,817)	49,053	(23,079)

Shares (denominator):
Common stock outstanding	23,013,692	23,292,412	23,382,812
Weighted average common stock outstanding used in computing basic income per share	23,013,692	23,189,464	23,072,895

Add: Share options	-	147,801	-
Weighted average common stock outstanding used in computing diluted income per share	23,013,692	23,337,265	23,072,895

Net income (loss) per share-basic	RMB(1.77)	RMB2.12	RMB(1.00)

Net income (loss) per share-diluted	RMB(1.77)	RMB2.10	RMB(1.00)

As of September 30, 2010, the effect of conversion and exercise of the Company’s outstanding options are included as their effect is dilutive. As of September 30, 2011 and in previous year, the effect of the outstanding options was anti-dilutive.